Note 12 - Construction Contracts (Detail) - The Status of Construction Contracts (USD $)	Dec. 31, 2010
Costs incurred on uncompleted contracts	$ 10,914,418
Estimated earnings recognized	751,164
Less: billings to-date	(11,004,164)
Totals	661,418
Included in the accompanying consolidated balance sheet under the following captions:
Costs and estimated earnings in excess of billings	$ 661,418